Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consisted of the following:

	Estimated Life (a)	Amortization Method (b)		Balance
At December 31 (Dollars in Millions)				2012	2011
Goodwill			(c)	$9,143	$8,927
Merchant processing contracts	10 years/8 years	SL/AC		281	348
Core deposit benefits	22 years/5 years	SL/AC		176	232
Mortgage servicing rights			(c)	1,700	1,519
Trust relationships	14 years/6 years	SL/AC		149	166
Other identified intangibles	9 years/5 years	SL/AC		400	471
Total				$11,849	$11,663

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method
AC = accelerated	methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate Amortization Expense

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Merchant processing contracts	$74	$90	$102
Core deposit benefits	60	81	102
Trust relationships	39	35	49
Other identified intangibles	101	93	114
Total	$274	$299	$367

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2013	$218
2014	171
2015	138
2016	111
2017	91

Changes in Carrying Value of Goodwill

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2012, 2011 and 2010:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927
Goodwill acquired	–	–	65	143	–	208
Other (a)	–	–	–	8	–	8
Balance at December 31, 2012	$1,605	$3,514	$1,528	$2,496	$–	$9,143

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.